STOCK OPTION RESERVE (Details 2) - shares	3 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
PBI 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Balance	1,151,400	868,000
Granted	50,000
Expired or forfeited
Balance	1,201,400	868,000
Exercisable as at end	410,600	116,666
Stock Options Two [Member]
IfrsStatementLineItems [Line Items]
Balance	1,275	1,924
Granted
Expired or forfeited	1,275
Balance		1,924
Exercisable as at end		1,764